Income Taxes - Income from Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Loss) Income Before Income Taxes [Abstract]
United States	$ (110)	$ (59)	$ (137)
Foreign	306	195	230
Income from continuing operations before income taxes	$ 196	$ 136	$ 93